Federated Ultrashort Bond Fund
Portfolio of Investments
December 31, 2019 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
$781,088		FNMA ARM, 2.405%, 8/1/2033	$780,664
47,041		FNMA ARM, 3.062%, 4/1/2030	47,381
722,816		FNMA ARM, 3.096%, 7/1/2034	725,174
118,922		FNMA ARM, 3.727%, 5/1/2040	122,398
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,691,683)	1,675,617
		ASSET-BACKED SECURITIES—53.4%
		Auto Receivables—24.2%
644,850		ARI Fleet Lease Trust 2017-A, Class A2, 1.910%, 4/15/2026	644,548
3,505,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	3,509,484
4,924,081		ARI Fleet Lease Trust 2018-A, Class A2, 2.550%, 10/15/2026	4,933,343
6,100,000		ARI Fleet Lease Trust 2019-A, Class A2A, 2.410%, 11/15/2027	6,122,128
20,000,000	[1]	Ally Master Owner Trust 2018-3, Class A, 2.059% (1-month USLIBOR +0.320%), 7/15/2022	20,006,645
12,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	12,096,254
15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	15,253,525
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.180%, 7/18/2023	13,165,593
54,270	[1]	AmeriCredit Automobile Receivables Trust 2018-1, Class A2B, 1.974% (1-month USLIBOR +0.230%), 7/19/2021	54,270
3,690,000		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	3,712,926
14,745,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.059% (1-month USLIBOR +0.320%), 5/15/2023	14,772,278
4,350,000		BMW Vehicle Lease Trust 2017-2, Class A4, 2.190%, 3/22/2021	4,352,002
7,300,000		BMW Vehicle Lease Trust 2019-1, Class A4, 2.920%, 8/22/2022	7,387,127
16,677,347		BMW Vehicle Owner Trust 2018-A, Class A3, 2.350%, 4/25/2022	16,722,925
5,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	5,012,460
2,400,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	2,407,203
2,660,189		Canadian Pacer Auto Receivable 2017-1A, Class A3, 2.050%, 3/19/2021	2,660,130
2,435,000		Canadian Pacer Auto Receivable 2017-1A, Class A4, 2.286%, 1/19/2022	2,437,709
2,394,117		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	2,401,827
6,100,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	6,176,876
1,852,163		Capital One Prime Auto Receivables Trust 2019-1, Class A2, 2.580%, 4/15/2022	1,857,933
7,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	7,092,939
643,065	[1]	Chesapeake Funding II LLC 2017-2A, Class A2, 2.189% (1-month USLIBOR +0.450%), 5/15/2029	642,972
4,084,559	[1]	Chesapeake Funding II LLC 2017-4A, Class A2, 2.079% (1-month USLIBOR +0.340%), 11/15/2029	4,082,086
4,000,000		Chesapeake Funding II LLC 2017-4A, Class B, 2.590%, 11/15/2029	4,010,579
3,660,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	3,666,338
2,750,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.260%, 11/15/2029	2,776,537
7,270,941	[1]	Chesapeake Funding II LLC 2018-1A, Class A2, 2.189% (1-month USLIBOR +0.450%), 4/15/2030	7,276,597
10,869,186	[1]	Chesapeake Funding II LLC 2018-2A, Class A2, 2.109% (1-month USLIBOR +0.370%), 8/15/2030	10,860,192
5,525,000		Chesapeake Funding II LLC 2018-2A, Class B, 3.520%, 8/15/2030	5,714,759
7,000,000		Chesapeake Funding II LLC 2018-2A, Class C, 3.720%, 8/15/2030	7,276,496
4,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	4,161,425
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.110%, 4/15/2031	6,387,232
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	3,917,646
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	4,125,409
2,666,968	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 2.079% (1-month USLIBOR +0.340%), 8/15/2029	2,665,664
3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	3,907,657
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	2,303,948

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$5,100,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	$5,132,140
595,121		Drive Auto Receivables Trust 2017-3, Class C, 2.800%, 7/15/2022	595,444
632,085		Drive Auto Receivables Trust 2017-AA, Class C, 2.980%, 1/18/2022	638,122
3,425,367		Drive Auto Receivables Trust 2018-3, Class B, 3.370%, 9/15/2022	3,428,635
25,350,000		Drive Auto Receivables Trust 2019-1, Class A3, 3.180%, 10/17/2022	25,412,233
9,500,000		Drive Auto Receivables Trust 2019-2, Class B, 3.170%, 11/15/2023	9,592,067
5,000,000		Drive Auto Receivables Trust 2019-4, Class A3, 2.160%, 5/15/2023	4,993,090
7,886,160		Enterprise Fleet Financing LLC 2018-1, Class A2, 2.870%, 10/20/2023	7,919,699
10,761,954		Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.140%, 2/20/2024	10,844,616
7,950,000		Enterprise Fleet Financing LLC 2019-1, Class A2, 2.980%, 10/20/2024	8,028,017
8,475,000		Enterprise Fleet Financing LLC 2019-2, Class A2, 2.290%, 2/20/2025	8,505,251
2,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	2,005,310
6,500,000		Enterprise Fleet Financing LLC 2019-3, Class A2, 2.060%, 5/20/2025	6,496,144
2,214,765		Fifth Third Auto Trust 2019-1, Class A2A, 2.660%, 5/16/2022	2,222,300
15,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	15,176,529
10,000,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	10,120,703
1,764,322		Ford Credit Auto Owner Trust 2017-C, Class A3, 2.010%, 3/15/2022	1,765,434
6,600,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	6,623,843
5,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	5,032,541
5,850,000		Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	5,832,240
14,100,000		Ford Credit Floorplan Master Owner Trust 2019-1, Class B, 3.040%, 3/15/2024	14,305,466
703,602		GM Financial Automobile Leasing Trust 2017-2, Class A4, 2.180%, 6/21/2021	703,643
7,300,000		GM Financial Automobile Leasing Trust 2017-3, Class C, 2.730%, 9/20/2021	7,302,620
6,550,000		GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	6,541,856
3,000,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class B, 2.300%, 6/16/2023	3,001,454
2,945,647		GM Financial Consumer Automobile Receivables Trust 2017-3A, Class A3, 1.970%, 5/16/2022	2,945,242
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.570%, 7/17/2023	4,280,496
1,608,187	[1]	GM Financial Securitized Term 2018-3, Class A2B, 1.849% (1-month USLIBOR +0.110%), 7/16/2021	1,608,238
3,275,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,378,594
7,079,262		GM Financial Securitized Term 2019-1, Class A2, 2.990%, 3/16/2022	7,096,197
2,759,481		GM Financial Securitized Term 2019-2, Class A2A, 2.660%, 6/16/2022	2,767,413
9,000,000		GM Financial Securitized Term 2019-3, Class C, 2.620%, 1/16/2025	9,058,144
8,200,000		GMF Floorplan Owner Revolving Trust 2017-1, Class C, 2.970%, 1/18/2022	8,201,617
3,340,000		General Motors 2019-1, Class C, 3.060%, 4/15/2024	3,377,963
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.710%, 3/15/2024	1,997,301
11,800,000		Harley-Davidson Motorcycle Trust 2019-A, Class A3, 2.340%, 2/15/2024	11,830,553
5,560,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,584,894
503,191		Honda Auto Receivables Owner T 2016-4, Class A3, 1.210%, 12/18/2020	502,848
7,700,000		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	7,772,237
6,500,000		Honda Auto Receivables Owner Trust 2019-1, Class A4, 2.900%, 6/18/2024	6,645,506
5,000,000		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	5,063,372
14,000,000		Honda Auto Receivables Owner Trust 2019-3, Class A2, 1.900%, 4/15/2022	13,999,893
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.960%, 8/15/2023	7,997,318
2,542,585		Hyundai Auto Lease Securitization Trust 2017-B, Class A4, 2.130%, 3/15/2021	2,542,592
6,800,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.460%, 7/15/2022	6,804,157
12,000,000		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	12,064,601
10,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	10,132,413
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.440%, 5/15/2024	9,521,305
1,231,673		Hyundai Auto Receivables Trust 2019-A, Class A2, 2.670%, 12/15/2021	1,235,797

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	$16,366,506
2,750,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	2,743,289
4,000,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	3,988,292
7,000,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.510%, 10/16/2023	7,012,333
6,250,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A3, 3.100%, 11/15/2021	6,307,414
4,300,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,365,862
11,100,000		Mercedes-Benz Auto Lease Trust 2019-B, Class A4, 2.050%, 8/15/2025	11,094,691
103,628		Mercedes-Benz Auto Receivables 2016-1, Class A3, 1.260%, 2/16/2021	103,594
434,094		Mercedes-Benz Auto Receivables Trust 2018-1, Class A2A, 2.710%, 4/15/2021	434,390
16,200,000	[1]	Mercedes-Benz Master Owner Trust 2018-AA, Class A, 1.999% (1-month USLIBOR +0.260%), 5/16/2022	16,202,670
3,300,000	[1]	Motor PLC 2017-1A, Class A1, 2.322% (1-month USLIBOR +0.530%), 9/25/2024	3,299,406
18,785,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class A, 2.422% (1-month USLIBOR +0.630%), 9/25/2023	18,818,402
8,510,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class A, 2.432% (1-month USLIBOR +0.640%), 5/25/2024	8,534,351
2,445,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class C, 2.742% (1-month USLIBOR +0.950%), 5/25/2024	2,448,379
10,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.589% (1-month USLIBOR +0.850%), 4/18/2022	10,014,925
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-2A, Class A1, 2.419% (1-month USLIBOR +0.680%), 10/17/2022	5,011,410
7,000,000		Nextgear Floorplan Master Owner Trust 2017-2A, Class B, 3.020%, 10/17/2022	7,036,896
17,500,000	[1]	Nextgear Floorplan Master Owner Trust 2018-1A, Class A1, 2.379% (1-month USLIBOR +0.640%), 2/15/2023	17,544,033
5,330,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 2.339% (1-month USLIBOR +0.600%), 10/15/2023	5,345,494
33,000,000		Nextgear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	33,619,197
7,500,000		NextGear Floorplan Master Owner Trust 2019-2A, Class B, 2.300%, 10/15/2024	7,402,928
3,400,000		Nissan Auto Lease Trust 2017-B, Class A4, 2.170%, 12/15/2021	3,400,544
2,090,000		Nissan Auto Receivables Owner 2016-B, Class A4, 1.540%, 10/17/2022	2,087,122
2,115,234		Nissan Auto Receivables Owner Trust 2019-A, Class A2A, 2.820%, 1/18/2022	2,122,542
20,000,000	[1]	Nissan Master Owner Trust Receivables 2019-B, Class A, 2.190% (1-month USLIBOR +0.430%), 11/15/2023	20,039,606
5,536,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	5,576,195
6,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	6,020,216
9,300,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	9,406,679
15,500,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 3.280%, 10/15/2025	15,488,561
12,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	12,183,424
15,600,000		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	15,656,032
21,364,000	[1]	Santander Retail Auto Lease Trust 2019-C, Class A2B, 2.104% (1-month USLIBOR +0.340%), 9/20/2022	21,381,319
5,569,991		Securitized Term Auto Receivables Trust 2017-1A, Class A4, 2.209%, 6/25/2021	5,572,525
2,563,754		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.040%, 4/26/2021	2,563,526
3,740,256	[1]	Securitized Term Auto Receivables Trust 2018-2A, Class A2B, 2.002% (1-month USLIBOR +0.210%), 2/25/2021	3,738,976
6,500,000		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	6,570,396
22,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	22,408,126
16,760,000		Tesla Auto Lease Trust 2019-A, Class A4, 2.590%, 11/21/2022	16,715,561
10,450,000		Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	10,629,135
917,221		Toyota Auto Receivables Owner Trust 2016-A, Class A4, 1.470%, 9/15/2021	917,024
1,776,162		Toyota Auto Receivables Owner Trust 2017-B, Class A3, 1.760%, 7/15/2021	1,775,071
2,134,384		Toyota Auto Receivables Owner Trust 2019-A, Class A2A, 2.830%, 10/15/2021	2,141,961
7,000,000		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	7,003,492
575,792		USAA Auto Owner Trust 2017-1, Class A3, 1.700%, 5/17/2021	575,551
9,425,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	9,397,138
1,030,239		Volkswagen Auto Loan Enhanced 2018-1, Class A2A, 2.810%, 7/20/2021	1,031,931
4,200,000		Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	4,200,984
1,464,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,464,449
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,258,336

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$3,712,653		World Omni Auto Receivables Trust 2018-C, Class A2, 2.800%, 1/18/2022	$3,719,766
4,598,883		World Omni Auto Receivables Trust 2019-A, Class A2, 3.020%, 4/15/2022	4,616,543
13,500,000		World Omni Auto Receivables Trust 2019-C, Class B, 2.200%, 12/15/2025	13,469,900
8,100,000		World Omni Auto Receivables Trust 2019-C, Class C, 2.400%, 6/15/2026	8,082,564
4,085,000		World Omni Auto Receivables Trust, Class A3, 3.040%, 5/15/2024	4,158,095
12,750,000		World Omni Automobile Lease Securitization Trust 2018-A, Class B, 3.060%, 5/15/2023	12,832,200
6,500,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	6,599,336
5,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	5,082,984
6,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	5,984,276
1,794,000		World Omni Select Auto Trust 2019-A, Class A2A, 2.060%, 8/15/2023	1,793,975
16,500,000		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	16,449,576
		TOTAL	1,027,993,849
		Consumer Cyclical - Automotive—0.1%
1,300,000		John Deere Owner Trust 2018-B, Class A3, 3.080%, 11/15/2022	1,313,003
2,320,948		John Deere Owner Trust 2019-A, Class A2, 2.850%, 12/15/2021	2,328,911
		TOTAL	3,641,914
		Credit Card—16.7%
1,660,000		American Express Credit Account Master Trust 2017-1, Class A, 1.930%, 9/15/2022	1,659,936
8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 2.189% (1-month USLIBOR +0.450%), 9/16/2024	8,241,090
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 2.319% (1-month USLIBOR +0.580%), 2/18/2025	6,700,721
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 2.059% (1-month USLIBOR +0.320%), 10/15/2025	11,997,842
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 2.289% (1-month USLIBOR +0.550%), 12/15/2025	10,013,072
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 2.309% (1-month USLIBOR +0.570%), 2/17/2026	16,642,108
16,286,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	16,584,834
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 2.329% (1-month USLIBOR +0.590%), 4/15/2026	18,707,456
7,600,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.950%, 8/15/2022	7,601,001
8,500,000		Bank of America Credit Card Trust 2018-A3, Class A3, 3.100%, 12/15/2023	8,675,878
16,000,000		Bank of America Credit Card Trust 2019-A1, Class A1, 1.740%, 1/15/2025	15,928,028
13,570,000	[1]	Barclays Dryrock Issuance Trust 2017-1, Class A, 2.069% (1-month USLIBOR +0.330%), 3/15/2023	13,579,825
13,425,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 2.039% (1-month USLIBOR +0.300%), 5/15/2023	13,434,915
15,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 2.069% (1-month USLIBOR +0.330%), 7/15/2024	15,020,110
15,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A7, Class A7, 2.249% (1-month USLIBOR +0.510%), 9/16/2024	15,087,103
10,000,000		Capital One Multi-Asset Execution Trust 2019-A2, Class A2, 1.720%, 8/15/2024	9,970,125
22,830,000	[1]	Cards II Trust 2018-1A, Class A, 2.089% (1-month USLIBOR +0.350%), 4/17/2023	22,840,449
26,365,000	[1]	Cards II Trust 2019-1A, Class A, 2.129% (1-month USLIBOR +0.390%), 5/15/2024	26,404,563
15,000,000	[1]	Chase Issuance Trust 2017-A1, Class A, 2.039% (1-month USLIBOR +0.300%), 1/15/2022	15,001,805
20,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 1.939% (1-month USLIBOR +0.200%), 4/17/2023	20,018,103
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 2.200% (1-month USLIBOR +0.490%), 12/7/2023	10,061,218
2,500,000		Citibank Credit Card Issuance Trust 2017-A3, Class A3, 1.920%, 4/7/2022	2,500,202
10,000,000	[1]	Citibank Credit Card Issuance Trust 2017-A4, Class A4, 1.930% (1-month USLIBOR +0.220%), 4/7/2022	10,007,267
18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 2.050% (1-month USLIBOR +0.340%), 6/7/2025	17,989,256
4,500,000		Discover Card Execution Note T 2019-A3, Class A, 1.890%, 10/15/2024	4,493,291
6,250,000	[1]	Discover Card Execution Note Trust 2017-A1, Class A1, 2.229% (1-month USLIBOR +0.490%), 7/15/2024	6,283,030
2,825,000		Discover Card Execution Note Trust 2017-A6, Class A6, 1.880%, 2/15/2023	2,825,033
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.099% (1-month USLIBOR +0.360%), 4/15/2025	14,695,627
6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 2.129% (1-month USLIBOR +0.390%), 3/15/2026	6,254,202
20,000,000	[1]	Evergreen Credit Card Trust 2019-3, Class A, 2.216% (1-month USLIBOR +0.370%), 10/16/2023	20,003,525
12,100,000		Evergreen Credit Card Trust 2019-3, Class B, 2.370%, 10/16/2023	12,082,621
3,369,000		Evergreen Credit Card Trust 2019-3, Class C, 2.720%, 10/16/2023	3,364,398

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$17,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 2.089% (1-month USLIBOR +0.350%), 7/15/2022	$17,014,010
14,000,000	[1]	Evergreen Credit Card Trust Series 2019-1, Class A, 2.219% (1-month USLIBOR +0.480%), 1/15/2023	14,036,179
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	5,050,690
4,740,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	4,787,683
4,100,000		Evergreen Credit Card Trust Series 2019-2, Class B, 2.270%, 9/15/2024	4,072,930
11,800,000	[1]	First National Master Note Trust 2017-2, Class A, 2.179% (1-month USLIBOR +0.440%), 10/16/2023	11,814,094
7,000,000	[1]	First National Master Note Trust 2018-1, Class A, 2.199% (1-month USLIBOR +0.460%), 10/15/2024	6,995,024
3,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.980%, 4/15/2022	3,000,094
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 2.259% (1-month USLIBOR +0.520%), 7/15/2024	21,505,332
4,750,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	4,781,354
7,000,000	[1]	Golden Credit Card Trust 2019-2A, Class A, 2.089% (1-month USLIBOR +0.350%), 10/15/2023	6,993,845
22,040,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 2.139% (1-month USLIBOR +0.400%), 7/15/2022	22,052,971
3,250,000		Master Credit Card Trust 2017-1A, Class B, 2.560%, 7/21/2021	3,243,167
12,500,000		Master Credit Card Trust 2017-1A, Class C, 3.060%, 7/21/2021	12,469,345
18,995,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.275% (1-month USLIBOR +0.490%), 7/21/2024	18,995,081
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,833,010
9,500,000	[1]	Master Credit Card Trust 2018-3A, Class A, 2.125% (1-month USLIBOR +0.340%), 1/21/2022	9,504,694
15,000,000	[1]	Master Credit Card Trust 2019-1A, Class A, 2.265% (1-month USLIBOR +0.480%), 7/21/2022	14,990,513
18,500,000	[1]	Master Credit Card Trust 2019-2A, Class A, 2.175% (1-month USLIBOR +0.390%), 1/21/2023	18,504,636
15,000,000	[1]	Penarth Master Issuer 2018-1A, Class A1, 2.124% (1-month USLIBOR +0.380%), 3/18/2022	14,998,042
16,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 2.194% (1-month USLIBOR +0.450%), 9/18/2022	15,996,472
11,000,000	[1]	Penarth Master Issuer 2019-1A, Class A1, 2.284% (1-month USLIBOR +0.540%), 7/18/2023	11,005,324
16,000,000	[1]	Trillium Credit Card Trust II 2018-1A, Class A, 2.042% (1-month USLIBOR +0.250%), 2/27/2023	16,000,694
17,000,000	[1]	Trillium Credit Card Trust II 2018-2A, Class A, 2.142% (1-month USLIBOR +0.350%), 9/26/2023	17,011,177
15,000,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	15,138,475
14,457,000		Trillium Credit Card Trust II 2019-2A, Class C, 3.915%, 1/26/2024	14,589,794
13,200,000	[1]	Trillium Credit Card Trust II, Class A, 2.272% (1-month USLIBOR +0.480%), 1/26/2024	13,231,064
		TOTAL	710,284,328
		Equipment Lease—5.2%
3,021,000		CLI Funding LLC 2013-1A, Class Note, 2.830%, 3/18/2028	3,024,588
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,670,478
2,335,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	2,374,061
24,000,000		DLL Securitization Trust 2019-MA2, Class A3, 2.340%, 9/20/2023	24,057,350
13,251,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	13,295,321
5,656,000		Dell Equipment Finance Trust 2017-1, Class D, 3.440%, 4/24/2023	5,663,394
4,575,000		Dell Equipment Finance Trust 2017-2, Class C, 2.730%, 10/24/2022	4,593,739
6,500,000		Dell Equipment Finance Trust 2017-2, Class D, 3.270%, 10/23/2023	6,533,910
2,600,000		Dell Equipment Finance Trust 2018-1, Class C, 3.530%, 6/22/2023	2,639,453
4,500,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	4,582,132
8,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	8,116,121
3,000,000		Dell Equipment Finance Trust 2019-2, Class A2, 1.950%, 12/22/2021	2,997,905
6,000,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	5,957,078
7,250,000		Dell Equipment Finance Trust, Class B, 3.340%, 6/22/2023	7,343,441
6,316,000		Great America Leasing Receivables 2017-1, Class B, 2.590%, 1/20/2023	6,344,432
2,850,000		Great America Leasing Receivables 2017-1, Class C, 2.890%, 1/22/2024	2,859,042
3,200,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	3,239,831
5,940,949		Great America Leasing Receivables 2019-1, Class A2, 2.970%, 6/15/2021	5,959,794
7,500,000		Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,738,345
8,000,000		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	8,031,095

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$1,605,687		MMAF Equipment Finance LLC 2018-A, Class A2, 2.920%, 7/12/2021	$1,608,801
8,990,061		MMAF Equipment Finance LLC 2019-A, Class A2, 2.840%, 1/10/2022	9,028,172
3,679,000		Transportation Finance Equipment Trust 2019-1, Class B, 2.060%, 5/23/2024	3,638,523
2,500,000		Transportation Finance Equipment Trust 2019-1, Class C, 2.190%, 8/23/2024	2,472,663
3,000,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	2,967,817
1,601,593		Volvo Financial Equipment LLC 2019-1A, Class A2, 2.900%, 11/15/2021	1,607,525
4,770,000		Volvo Financial Equipment LLC 2019-1A, Class C, 3.480%, 4/15/2026	4,882,902
4,250,000		Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.400%, 1/18/2022	4,250,960
5,000,000		Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.600%, 4/15/2024	4,998,071
32,250,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.239% (1-month USLIBOR +0.500%), 11/15/2022	32,337,796
22,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 2.259% (1-month USLIBOR +0.520%), 7/17/2023	22,094,065
		TOTAL	218,908,805
		Financial Institution - Banking—0.1%
2,220,000		Chase Issuance Trust 2015-A4, Class A4, 1.840%, 4/15/2022	2,219,685
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 2.532% (1-month USLIBOR +0.740%), 8/25/2034	25,586
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	2,625
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	28,211
		Manufactured Housing—0.0%
8,883		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	9,036
		Other—7.0%
3,666,357	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.472% (1-month USLIBOR +0.680%), 10/25/2035	3,664,618
269,374	[1]	Navient Student Loan Trust 2017-3A, Class A1, 2.092% (1-month USLIBOR +0.300%), 7/26/2066	269,401
3,507,562		Navient Student Loan Trust 2018-A, Class A1, 2.530%, 2/18/2042	3,512,571
1,040,871	[1]	Navient Student Loan Trust 2018-BA, Class A1, 2.089% (1-month USLIBOR +0.350%), 12/15/2059	1,040,932
5,410,840	[1]	Navient Student Loan Trust 2019-BA, Class A1, 2.139% (1-month USLIBOR +0.400%), 12/15/2059	5,413,818
9,000,000	[1]	Navient Student Loan Trust 2019-D, Class A2B, 2.789% (1-month USLIBOR +1.050%), 12/15/2059	9,043,735
9,378,344		Navient Student Loan Trust 2019-EA, Class A1, 2.390%, 5/15/2068	9,417,913
6,560,737	[1]	New Hampshire Higher Education Loan Co. 2012-1, Class A, 2.292% (1-month USLIBOR +0.500%), 10/25/2028	6,478,991
12,350,000	[1]	PFS Financing Corp. 2017-BA, Class A1, 2.339% (1-month USLIBOR +0.600%), 7/15/2022	12,362,126
8,000,000		PFS Financing Corp. 2017-BA, Class B, 2.570%, 7/15/2022	7,986,365
8,202,000		PFS Financing Corp. 2017-D, Class B, 2.740%, 10/17/2022	8,197,391
21,650,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.139% (1-month USLIBOR +0.400%), 2/17/2022	21,650,992
4,000,000	[1]	PFS Financing Corp. 2018-A, Class B, 2.339% (1-month USLIBOR +0.600%), 2/17/2022	3,999,195
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	4,021,826
8,000,000	[1]	PFS Financing Corp. 2018-E, Class B, 2.419% (1-month USLIBOR +0.680%), 10/17/2022	7,998,685
11,000,000	[1]	PFS Financing Corp. 2019-A, Class A1, 2.289% (1-month USLIBOR +0.550%), 4/15/2024	11,030,246
6,500,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	6,597,202
6,000,000	[1]	PFS Financing Corp. 2019-B, Class A, 2.289% (1-month USLIBOR +0.550%), 9/15/2023	6,007,944
3,100,000	[1]	PFS Financing Corp. 2019-B, Class B, 2.539% (1-month USLIBOR +0.800%), 9/15/2023	3,102,791
2,000,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	1,993,450
6,614,370		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	6,752,101
476,174	[1]	SLM Student Loan Trust 2011-1, Class A1, 2.312% (1-month USLIBOR +0.520%), 3/25/2026	476,459
1,901,513	[1]	SLM Student Loan Trust 2011-2, Class A1, 2.392% (1-month USLIBOR +0.600%), 11/25/2027	1,906,453
9,027,419		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	9,077,504
1,952,822	[1]	SMB Private Education Loan Trust 2018-A, Class A1, 2.089% (1-month USLIBOR +0.350%), 3/16/2026	1,953,603
1,314,521	[1]	SMB Private Education Loan Trust 2018-C, Class A1, 2.039% (1-month USLIBOR +0.300%), 9/15/2025	1,314,945
931,869	[1]	Social Professional Loan Program LLC 2015-A, Class A1, 2.992% (1-month USLIBOR +1.200%), 3/25/2033	932,608

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$947,140	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 2.742% (1-month USLIBOR +0.950%), 1/25/2039	$953,302
1,381,312	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 2.642% (1-month USLIBOR +0.850%), 7/25/2039	1,385,518
2,330,785	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.492% (1-month USLIBOR +0.700%), 3/26/2040	2,337,237
1,755,525	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 2.392% (1-month USLIBOR +0.600%), 7/25/2040	1,754,058
2,078,841	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.292% (1-month USLIBOR +0.500%), 11/26/2040	2,081,322
1,355,807		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.050%, 1/25/2041	1,355,601
1,609,368	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 2.142% (1-month USLIBOR +0.350%), 2/25/2042	1,611,695
7,753,836		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	7,802,293
6,493,881		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	6,550,858
4,478,128		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	4,506,710
1,853,616		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,867,696
647,097		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	648,595
526,347		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	527,331
2,354,106		Sofi Consumer Loan Program Trust 2017-1, Class A, 3.280%, 1/26/2026	2,362,014
1,942,814		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	1,948,740
1,848,532		Sofi Consumer Loan Program Trust 2018-3, Class A1, 3.200%, 8/25/2027	1,851,790
9,437,344		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	9,492,713
4,187,988	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 2.542% (1-month USLIBOR +0.750%), 9/25/2056	4,179,591
16,941,000		Verizon Owner Trust 2018-1A, Class A1A, 2.820%, 9/20/2022	17,054,478
21,300,000	[1]	Verizon Owner Trust 2018-1A, Class A1B, 2.024% (1-month USLIBOR +0.260%), 9/20/2022	21,314,715
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,150,674
3,500,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	3,525,536
9,400,000		Verizon Owner Trust 2019-A, Class C, 3.220%, 9/20/2023	9,611,021
11,000,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	11,083,302
4,200,000	[1]	Verizon Owner Trust 2019-B, Class A1B, 2.214% (1-month USLIBOR +0.450%), 12/20/2023	4,215,513
6,500,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	6,498,187
10,000,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	9,971,768
		TOTAL	298,846,123
		Rate Reduction Bond—0.0%
1,920,004		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	1,986,359
		Technology—0.1%
2,750,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	2,746,710
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,259,326,909)	2,266,665,020
		CORPORATE BONDS—29.4%
		Basic Industry - Chemicals—0.0%
1,820,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 3.766%, 11/15/2020	1,845,504
		Capital Goods - Aerospace & Defense—0.3%
1,200,000		Boeing Co., Sr. Unsecd. Note, 2.300%, 8/1/2021	1,206,767
2,420,000		General Dynamics Corp., Sr. Unsecd. Note, 2.875%, 5/11/2020	2,428,551
7,380,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	7,388,786
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,493,609
		TOTAL	13,517,713
		Capital Goods - Construction Machinery—0.1%
3,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	3,052,500
2,920,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.050%, 3/10/2020	2,920,552
		TOTAL	5,973,052
		Capital Goods - Diversified Manufacturing—0.7%
15,000,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	14,916,148

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$7,135,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	$7,177,239
7,020,000	[1]	Tyco Electronics Group SA, Sr. Unsecd. Note, 2.341% (3-month USLIBOR +0.450%), 6/5/2020	7,028,943
		TOTAL	29,122,330
		Communications - Cable & Satellite—0.6%
5,500,000	[1]	Comcast Corp., Sr. Unsecd. Note, 2.349% (3-month USLIBOR +0.440%), 10/1/2021	5,528,488
20,830,000	[1]	Comcast Corp., Sr. Unsecd. Note, 2.630% (3-month USLIBOR +0.630%), 4/15/2024	21,052,313
		TOTAL	26,580,801
		Communications - Media & Entertainment—0.3%
2,610,000		Fox Corp., Sr. Unsecd. Note, 144A, 3.666%, 1/25/2022	2,695,171
1,210,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.500%, 10/1/2020	1,223,059
555,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.750%, 10/1/2021	570,450
9,675,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 2.156% (3-month USLIBOR +0.250%), 9/1/2021	9,702,491
		TOTAL	14,191,171
		Communications - Telecom Wireless—0.5%
19,500,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 2.990% (3-month USLIBOR +0.990%), 1/16/2024	19,754,576
		Communications - Telecom Wirelines—0.6%
2,875,000		AT&T, Inc., Sr. Unsecd. Note, 2.450%, 6/30/2020	2,884,998
16,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 3.067% (3-month USLIBOR +1.180%), 6/12/2024	16,288,084
1,180,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 2.448% (3-month USLIBOR +0.550%), 5/22/2020	1,182,140
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 2.893% (3-month USLIBOR +1.000%), 3/16/2022	4,241,016
		TOTAL	24,596,238
		Consumer Cyclical - Automotive—2.6%
3,180,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 2.153% (3-month USLIBOR +0.260%), 6/16/2020	3,181,886
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.110% (3-month USLIBOR +0.210%), 2/12/2021	10,007,496
100,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.950%, 7/20/2020	100,062
2,445,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.000%, 2/14/2020	2,444,949
7,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.180% (3-month USLIBOR +0.290%), 12/10/2021	7,003,437
8,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.348% (3-month USLIBOR +0.450%), 2/22/2021	8,004,993
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.420% (3-month USLIBOR +0.530%), 5/5/2020	4,004,616
9,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	9,220,975
15,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.012% (3-month USLIBOR +1.000%), 1/9/2020	15,002,138
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.230% (3-month USLIBOR +1.270%), 3/28/2022	3,544,965
4,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.916% (3-month USLIBOR +0.930%), 4/13/2020	4,006,470
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.536% (3-month USLIBOR +1.550%), 1/14/2022	9,184,383
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650% (3-month USLIBOR +0.690%), 9/28/2022	3,992,791
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.890% (3-month USLIBOR +0.890%), 1/13/2022	10,051,837
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 2.374% (3-month USLIBOR +0.390%), 1/11/2023	5,006,981
2,907,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.200%, 1/10/2020	2,906,995
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 3.050%, 1/8/2021	4,048,618
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.674% (3-month USLIBOR +0.690%), 1/11/2022	5,046,437
2,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	2,017,813
		TOTAL	108,777,842
		Consumer Cyclical - Lodging—0.1%
2,450,000	[1]	Marriott International, Inc., Sr. Unsecd. Note, Series Y, 2.506% (3-month USLIBOR +0.600%), 12/1/2020	2,458,363
		Consumer Cyclical - Retailers—1.4%
3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	3,608,627
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,007,002
13,055,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 2.605% (3-month USLIBOR +0.720%), 3/9/2021	13,138,106
1,180,000		CVS Health Corp., Sr. Unsecd. Note, 3.350%, 3/9/2021	1,199,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$13,390,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 2.702% (3-month USLIBOR +0.700%), 4/17/2020	$13,392,567
5,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 2.041% (3-month USLIBOR +0.150%), 6/5/2020	5,004,551
18,700,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 2.216% (3-month USLIBOR +0.310%), 3/1/2022	18,747,757
		TOTAL	59,098,235
		Consumer Cyclical - Services—0.2%
8,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.900%, 8/21/2020	8,508,564
		Consumer Non-Cyclical - Food/Beverage—0.9%
3,500,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	3,700,605
5,745,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 2.609% (3-month USLIBOR +0.700%), 11/15/2021	5,746,022
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.012% (3-month USLIBOR +1.010%), 10/17/2023	7,060,337
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,312,747
1,500,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	1,526,730
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,094,427
6,820,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 2.344% (3-month USLIBOR +0.450%), 8/21/2020	6,827,603
		TOTAL	37,268,471
		Consumer Non-Cyclical - Health Care—0.7%
4,298,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.835% (3-month USLIBOR +0.875%), 12/29/2020	4,300,185
10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.917% (3-month USLIBOR +1.030%), 6/6/2022	10,580,761
12,495,000		DH Europe Finance II S.a r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	12,510,348
		TOTAL	27,391,294
		Consumer Non-Cyclical - Pharmaceuticals—1.3%
13,635,000	[1,3]	AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.544% (3-month USLIBOR +0.650%), 11/21/2022	13,708,149
2,450,000		AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 5/14/2020	2,453,810
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 2.510% (3-month USLIBOR +0.620%), 6/10/2022	6,520,800
2,000,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 2.576% (3-month USLIBOR +0.630%), 6/25/2021	2,006,819
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 2.903% (3-month USLIBOR +1.010%), 12/15/2023	9,160,165
500,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.284% (3-month USLIBOR +0.380%), 5/16/2022	501,778
4,615,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.900%, 7/26/2024	4,764,409
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,473,509
1,900,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.950%, 3/1/2022	1,902,560
4,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.350%, 2/1/2020	4,000,968
4,735,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	4,928,321
		TOTAL	53,421,288
		Consumer Non-Cyclical - Supermarkets—0.0%
1,715,000		Kroger Co., Sr. Unsecd. Note, 2.600%, 2/1/2021	1,725,684
		Consumer Non-Cyclical - Tobacco—0.2%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.789% (3-month USLIBOR +0.880%), 8/15/2022	10,053,719
		Energy - Independent—0.3%
13,300,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.359% (3-month USLIBOR +1.450%), 8/15/2022	13,372,312
		Energy - Integrated—0.7%
1,910,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	1,969,585
2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 2.763% (3-month USLIBOR +0.870%), 9/16/2021	2,811,259
10,000,000	[1]	Chevron Corp., Unsecd. Note, 2.439% (3-month USLIBOR +0.530%), 11/15/2021	10,080,422
13,700,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	13,781,444
		TOTAL	28,642,710
		Energy - Midstream—0.5%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,544,950
2,400,000		Enterprise Products Operating LLC, Company Guarantee, 5.250%, 1/31/2020	2,405,481
10,800,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	11,137,513

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$5,000,000	[1]	MPLX LP, Sr. Unsecd. Note, 2.785% (3-month USLIBOR +0.900%), 9/9/2021	$5,015,815
525,000	[1]	MPLX LP, Sr. Unsecd. Note, 2.985% (3-month USLIBOR +1.100%), 9/9/2022	527,151
		TOTAL	20,630,910
		Energy - Refining—0.2%
6,175,000	[1]	Phillips 66, Sr. Unsecd. Note, 2.517% (3-month USLIBOR +0.600%), 2/26/2021	6,175,412
		Financial Institution - Banking—11.6%
10,000,000	[1]	American Express Co., 2.568% (3-month USLIBOR +0.650%), 2/27/2023	10,045,664
2,900,000		American Express Credit Corp., Unsecd. Note, Series MTN, 2.375%, 5/26/2020	2,903,667
4,200,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	4,277,449
4,000,000	[1]	Aust & NZ Banking Group, Unsecd. Note, 144A, 2.364% (3-month USLIBOR +0.460%), 5/17/2021	4,015,926
13,500,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 2.384% (3-month USLIBOR +0.490%), 11/21/2022	13,579,475
2,550,000		BNP Paribas SA, Sr. Pfd., Series BKNT, 5.000%, 1/15/2021	2,631,030
4,065,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.738%, 1/23/2022	4,095,980
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.936% (3-month USLIBOR +1.000%), 4/24/2023	10,114,845
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.314% (3-month USLIBOR +0.380%), 1/23/2022	5,006,660
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.625% (3-month USLIBOR +0.660%), 7/21/2021	5,012,932
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.145% (3-month USLIBOR +1.180%), 10/21/2022	7,104,150
2,060,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.050%, 11/1/2022	2,068,147
8,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.333% (3-month USLIBOR +0.440%), 6/15/2020	8,013,691
1,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.900%, 3/26/2022	1,019,459
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.985% (3-month USLIBOR +1.050%), 10/30/2023	5,086,191
2,700,000		Bank of Nova Scotia, Sr. Unsecd. Note, Series BKNT, 2.500%, 1/8/2021	2,715,510
10,870,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 2.341% (Secured Overnight Financing Rate +0.800%), 3/17/2023	10,910,534
5,800,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	5,905,583
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 3.085% (3-month USLIBOR +1.150%), 1/30/2023	7,779,197
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.229% (3-month USLIBOR +0.320%), 5/1/2020	5,003,536
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.250% (3-month USLIBOR +0.350%), 2/12/2021	5,010,619
6,665,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	6,751,769
2,715,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.312%, 11/4/2022	2,723,613
3,845,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.425% (Secured Overnight Financing Rate +0.870%), 11/4/2022	3,865,257
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.886% (3-month USLIBOR +0.950%), 7/24/2023	5,045,158
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.955% (3-month USLIBOR +1.070%), 12/8/2021	5,067,991
2,000,000	[1]	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.629% (3-month USLIBOR +0.720%), 2/14/2022	2,011,816
3,890,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	3,986,087
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.910% (3-month USLIBOR +0.950%), 3/29/2023	10,122,561
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 2.717% (3-month USLIBOR +0.830%), 9/6/2021	10,103,957
8,320,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.618% (3-month USLIBOR +0.730%), 6/11/2021	8,341,547
2,766,000		Credit Suisse Group AG, Sub. Note, 5.400%, 1/14/2020	2,768,616
5,250,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.375% (3-month USLIBOR +0.440%), 7/26/2021	5,268,832
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.659% (3-month USLIBOR +0.750%), 2/23/2023	3,018,668
2,815,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	2,854,910
14,760,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.045% (3-month USLIBOR +1.110%), 4/26/2022	14,910,843
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.094% (3-month USLIBOR +1.160%), 4/23/2020	3,758,616
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 2.904% (3-month USLIBOR +1.000%), 5/18/2024	10,086,393
2,555,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	2,649,889
2,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 4.125% (3-month USLIBOR +2.240%), 3/8/2021	2,044,566
2,800,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	2,862,356
6,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	6,206,633
3,455,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.550%, 3/1/2021	3,481,826

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.664% (3-month USLIBOR +0.730%), 4/23/2024	$6,020,072
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.166% (3-month USLIBOR +1.230%), 10/24/2023	5,088,095
3,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.199% (3-month USLIBOR +0.290%), 2/1/2021	3,000,674
5,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.275% (3-month USLIBOR +0.340%), 4/26/2021	5,002,935
1,500,000		Lloyds Bank PLC, London, Sr. Unsecd. Note, 2.400%, 3/17/2020	1,501,286
7,355,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.252% (Secured Overnight Financing Rate +0.710%), 12/9/2022	7,375,138
6,825,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	6,983,942
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.514% (3-month USLIBOR +0.610%), 5/18/2022	7,031,333
6,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.546% (3-month USLIBOR +0.640%), 12/1/2021	6,503,938
7,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.450% (3-month USLIBOR +0.550%), 2/10/2021	7,003,485
2,825,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	2,847,076
2,145,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,172,365
1,250,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.000%, 5/19/2020	1,250,269
32,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 2.315% (3-month USLIBOR +0.430%), 12/9/2022	32,042,500
3,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.203% (3-month USLIBOR +0.250%), 1/22/2021	3,004,121
3,300,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	3,311,907
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.435% (3-month USLIBOR +0.500%), 7/27/2022	6,698,288
5,000,000	[1]	Regions Bank, Alabama, Sr. Unsecd. Note, Series BKNT, 2.401% (3-month USLIBOR +0.500%), 8/13/2021	5,005,735
2,750,000		Santander UK PLC, Sr. Unsecd. Note, 2.375%, 3/16/2020	2,751,627
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,735,740
2,750,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series GMTN, 3.150%, 9/17/2020	2,774,464
15,750,000	[1,3]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 2.318% (3-month USLIBOR +0.430%), 6/11/2021	15,819,236
7,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.492% (3-month USLIBOR +0.590%), 8/2/2022	7,023,343
12,855,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	13,174,309
10,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, 2.285% (3-month USLIBOR +0.400%), 12/9/2022	10,020,551
9,580,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.074% (3-month USLIBOR +0.140%), 10/23/2020	9,585,120
6,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.184% (3-month USLIBOR +0.290%), 5/21/2021	6,005,434
14,157,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.960% (3-month USLIBOR +1.025%), 7/26/2021	14,325,400
5,100,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.157% (3-month USLIBOR +1.230%), 10/31/2023	5,193,184
5,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	5,008,685
15,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.310% (3-month USLIBOR +0.310%), 1/15/2021	15,025,786
1,605,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.545% (3-month USLIBOR +0.660%), 9/9/2022	1,614,060
30,300,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 2.554% (3-month USLIBOR +0.570%), 1/11/2023	30,391,930
		TOTAL	493,524,177
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
10,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.339% (3-month USLIBOR +0.430%), 11/1/2021	10,027,256
		Financial Institution - Finance Companies—0.1%
2,120,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	2,209,552
3,430,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	3,717,837
130,000		Ameriprise Financial, Inc., Sr. Unsecd. Note, 5.300%, 3/15/2020	130,838
		TOTAL	6,058,227
		Financial Institution - Insurance - Health—0.6%
14,690,000	[1]	CIGNA Corp., Sr. Unsecd. Note, Series WI, 2.549% (3-month USLIBOR +0.650%), 9/17/2021	14,690,896
10,590,000	[1]	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.070% (3-month USLIBOR +0.070%), 10/15/2020	10,584,374
		TOTAL	25,275,270
		Financial Institution - Insurance - Life—1.3%
7,620,000	[1]	MET Life Global Funding I, Sec. Fac. Bond, 144A, 2.110% (Secured Overnight Financing Rate +0.570%), 9/7/2020	7,635,375
4,765,000		MET Life Global Funding I, Sec. Fac. Bond, 144A, 3.375%, 1/11/2022	4,898,627
6,665,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 1.950%, 9/22/2020	6,668,504

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$2,915,000		Met Life Glob Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	$2,945,246
10,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.282% (3-month USLIBOR +0.270%), 4/9/2020	10,009,795
11,250,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	11,407,413
13,390,000	[1]	New York Life Global Funding, Sr. Secd. Note, 144A, 2.228% (3-month USLIBOR +0.320%), 8/6/2021	13,429,028
		TOTAL	56,993,988
		Financial Institution - REIT - Office—0.0%
1,165,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	1,241,109
		Technology—1.2%
2,473,000		Amphenol Corp., Sr. Unsecd. Note, 2.200%, 4/1/2020	2,473,430
6,535,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	6,529,516
5,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 1.971% (3-month USLIBOR +0.070%), 5/11/2020	5,002,417
1,033,000	[1]	Apple, Inc., Sr. Unsecd. Note, 2.401% (3-month USLIBOR +0.500%), 2/9/2022	1,041,842
4,935,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.000%, 1/15/2022	5,007,613
5,835,000		Dell International LLC/EMC Corp., 144A, 4.000%, 7/15/2024	6,112,155
4,615,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	4,697,809
11,250,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 2.383% (3-month USLIBOR +0.470%), 11/30/2020	11,293,022
2,670,000		IBM Credit LLC, Sr. Unsecd. Note, 2.650%, 2/5/2021	2,694,257
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 2.665% (3-month USLIBOR +0.730%), 1/30/2023	5,044,547
		TOTAL	49,896,608
		Transportation - Services—0.3%
3,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	3,323,733
3,280,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	3,355,737
4,825,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	4,923,994
		TOTAL	11,603,464
		Utility - Electric—1.6%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,513,703
5,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	5,010,206
7,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 2.346% (3-month USLIBOR +0.400%), 6/25/2021	7,020,689
6,015,000		Dominion Energy, Inc., Jr. Sub. Note, 2.715%, 8/15/2021	6,061,565
10,000,000	[1]	Duke Energy Progress LLC, 2.065% (3-month USLIBOR +0.180%), 9/8/2020	10,006,459
7,045,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 2.308% (3-month USLIBOR +0.400%), 5/6/2022	7,045,286
2,732,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 2.596% (3-month USLIBOR +0.650%), 3/27/2020	2,733,081
3,790,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	3,832,585
9,102,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	9,182,601
2,935,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,001,164
10,290,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	10,575,202
		TOTAL	65,982,541
		Utility - Natural Gas—0.3%
1,885,000		Sempra Energy, Sr. Unsecd. Note, 2.400%, 3/15/2020	1,885,189
9,635,000	[1]	Sempra Energy, Sr. Unsecd. Note, 2.500% (3-month USLIBOR +0.500%), 1/15/2021	9,636,771
		TOTAL	11,521,960
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,235,868,909)	1,245,230,789
		MUNICIPAL BOND—0.3%
		Municipal Services—0.3%
11,000,000	[1]	Mississippi State, Taxable UT GO Bonds (Series 2017C) FRNs, 2.094% (1-month USLIBOR +0.400%), Mandatory Tender 11/1/2020 (IDENTIFIED COST $11,000,000)	11,013,970

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
$374,558		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $395,977)	$435,808
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.1%
		Commercial Mortgage—3.1%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 2.989% (1-month USLIBOR +1.250%), 7/15/2035	19,962,462
25,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.139% (1-month USLIBOR +1.400%), 11/15/2036	25,008,185
14,053,523	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 2.793% (1-month USLIBOR +1.030%), 11/19/2035	14,035,945
15,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 3.113% (1-month USLIBOR +1.350%), 11/19/2035	14,991,390
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	38,832,462
14,980,663	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 2.525% (1-month USLIBOR +0.790%), 4/10/2046	15,061,739
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 2.937% (1-month USLIBOR +1.200%), 6/15/2045	5,041,053
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $132,896,567)	132,933,236
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.5%
		Capital Goods - Construction Machinery—0.0%
503,884		CNH Equipment Trust 2018-B, Class A2, 2.930%, 12/15/2021	504,850
		Equipment Lease—0.1%
2,912,080		CNH Equipment Trust 2019-A, Class A2, 2.960%, 5/16/2022	2,924,735
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,545,828
		TOTAL	4,470,563
		Federal Home Loan Mortgage Corporation—0.2%
1,672,663	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 2.139% (1-month USLIBOR +0.400%), 6/15/2034	1,674,941
367,309	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 2.039% (1-month USLIBOR +0.300%), 4/15/2035	366,583
1,063,646	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 2.259% (1-month USLIBOR +0.520%), 12/15/2035	1,067,339
304,263	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 2.199% (1-month USLIBOR +0.460%), 2/15/2034	304,482
1,193,413	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 2.149% (1-month USLIBOR +0.410%), 5/15/2036	1,191,757
483,539	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 2.145% (1-month USLIBOR +0.380%), 5/15/2036	482,394
266,378	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 2.224% (1-month USLIBOR +0.485%), 8/15/2035	266,796
431,414	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 2.039% (1-month USLIBOR +0.300%), 9/15/2036	429,081
426,348	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 2.139% (1-month USLIBOR +0.400%), 7/15/2036	425,130
151,780	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 2.139% (1-month USLIBOR +0.400%), 7/15/2036	151,611
124,187	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 2.189% (1-month USLIBOR +0.450%), 7/15/2037	124,111
1,683,233	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 2.339% (1-month USLIBOR +0.600%), 11/15/2037	1,693,051
1,405,867	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 2.159% (1-month USLIBOR +0.420%), 11/15/2037	1,404,372
165,182	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 2.489% (1-month USLIBOR +0.750%), 7/15/2036	166,816
513,006	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 2.649% (1-month USLIBOR +0.910%), 7/15/2037	520,226
88,534	[1]	Federal Home Loan Mortgage Corp., Class FE, 2.139% (1-month USLIBOR +0.400%), 7/15/2036	88,356
		TOTAL	10,357,046
		Federal National Mortgage Association—0.2%
154,832	[1]	Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 2.744% (1-month USLIBOR +1.000%), 12/18/2032	157,322
494,427	[1]	Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 2.092% (1-month USLIBOR +0.300%), 12/25/2036	491,663
380,668	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 2.222% (1-month USLIBOR +0.430%), 6/25/2036	380,488
1,689,616	[1]	Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 2.192% (1-month USLIBOR +0.400%), 7/25/2036	1,686,401
392,449	[1]	Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 2.142% (1-month USLIBOR +0.350%), 8/25/2036	391,012
1,031,138	[1]	Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 2.142% (1-month USLIBOR +0.350%), 9/25/2036	1,027,461
900,207		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 2.238%, 2/25/2046	893,132
622,198	[1]	Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 2.252% (1-month USLIBOR +0.460%), 9/25/2037	622,923
317,186	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 2.242% (1-month USLIBOR +0.450%), 7/25/2037	317,073
176,794	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 2.792% (1-month USLIBOR +1.000%), 6/25/2037	180,906
37,445	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 2.592% (1-month USLIBOR +0.800%), 5/25/2039	37,551

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$433,073	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 2.642% (1-month USLIBOR +0.850%), 4/25/2037	$439,341
1,977		Federal National Mortgage Association REMIC, Series 2011-6, Class BA, 2.750%, 6/25/2020	1,975
23,882	[1]	Federal National Mortgage Association, Class FB, 2.292% (1-month USLIBOR +0.500%), 8/25/2039	23,938
		TOTAL	6,651,186
		Government Agency—0.0%
472,403		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	470,590
327,623	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.163% (1-month USLIBOR +0.450%), 1/8/2020	327,908
		TOTAL	798,498
		Government National Mortgage Association—0.5%
8,353,911	[1]	Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 2.124% (1-month USLIBOR +0.350%), 11/20/2062	8,318,870
5,973,643	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 2.314% (1-month USLIBOR +0.540%), 7/20/2063	5,972,243
7,282,935	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 2.324% (1-month USLIBOR +0.550%), 7/20/2063	7,282,726
		TOTAL	21,573,839
		Non-Agency Mortgage—2.5%
188,291	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 2.864% (1-month USLIBOR +1.100%), 11/20/2035	102,229
4,901,078	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 2.372% (3-month USLIBOR +0.470%), 12/19/2059	4,898,853
9,256,130	[1]	Gosforth Funding PLC 2018-1A, Class A1, 2.359% (3-month USLIBOR +0.450%), 8/25/2060	9,249,438
10,005,000	[1]	Holmes Master Issuer PLC 2018-1A, Class A2, 2.360% (3-month USLIBOR +0.360%), 10/15/2054	9,999,928
19,347,975	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 2.420% (3-month USLIBOR +0.420%), 10/15/2054	19,343,893
149,156	[1]	Impac CMB Trust 2004-7, Class 1A2, 2.712% (1-month USLIBOR +0.920%), 11/25/2034	147,016
217,455	[1]	Impac CMB Trust 2004-9, Class 1A2, 2.672% (1-month USLIBOR +0.880%), 1/25/2035	209,330
9,920,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 2.318%, 12/22/2069	9,904,832
6,800,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 2.318% (3-month USLIBOR +0.420%), 12/22/2069	6,791,201
390,087	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 2.439% (1-month USLIBOR +0.700%), 11/15/2031	384,222
7,000,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 2.366% (3-month USLIBOR +0.380%), 7/15/2058	6,997,879
641,420		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	624,755
1,909,238		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,853,353
2,545,900		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	2,483,156
13,000,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 2.515% (3-month USLIBOR +0.550%), 1/21/2070	12,996,256
17,000,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.355% (3-month USLIBOR +0.390%), 1/21/2070	16,926,849
451,094	[1]	Washington Mutual 2006-AR1, Class 2A1B, 3.309% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	438,064
698,268	[1]	Washington Mutual 2006-AR15, Class 1A, 3.079% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	616,845
388,852	[1]	Washington Mutual 2006-AR17, Class 1A, 3.146% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	369,703
		TOTAL	104,337,802
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $149,038,254)	148,693,784
		CERTIFICATE OF DEPOSIT—0.0%
		Financial Institution - Banking—0.0%
2,000,000		China Construction Bank Corp., 2.240%, 2/21/2020 (IDENTIFIED COST $2,000,000)	2,000,158
	[4]	COMMERCIAL PAPER—1.9%
		Consumer Cyclical - Automotive—0.5%
21,000,000		Ford Motor Credit Co. LLC, 4.232%, 1/3/2020	20,995,249
		Financial Institution - Banking—1.4%
20,000,000		Bank of Nova Scotia, Toronto, 1.851%, 4/27/2020	19,878,198
20,000,000		Toronto Dominion Holdings (USA), Inc., 1.898%, 3/25/2020	19,911,458
20,000,000		Standard Chartered Bank, 1.919%, 7/7/2020	19,801,130
		TOTAL	59,590,786
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $80,589,019)	80,586,035

Principal Amount or Shares		Value
	U.S. TREASURIES—1.3%
	U.S. Treasury Notes—1.3%
$2,510,000	United States Treasury Note, 2.000%, 11/30/2020	$2,518,044
5,390,000	United States Treasury Note, 2.000%, 5/31/2021	5,419,088
4,585,000	United States Treasury Note, 2.125%, 1/31/2021	4,608,473
11,825,000	United States Treasury Note, 2.125%, 6/30/2021	11,916,126
7,540,000	United States Treasury Note, 2.125%, 8/15/2021	7,601,035
12,655,000	United States Treasury Note, 2.250%, 3/31/2021	12,749,942
11,155,000	United States Treasury Note, 2.250%, 4/30/2021	11,248,365
	TOTAL U.S. TREASURIES (IDENTIFIED COST $55,990,861)	56,061,073
	INVESTMENT COMPANIES—7.7%
5,026,424	Federated Bank Loan Core Fund	49,510,274
5,048,030	Federated Government Obligations Fund, Premier Shares, 1.53%[5]	5,048,030
184,867,219	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.75%[5]	184,904,193
901,070	Federated Mortgage Core Portfolio	8,902,573
857,162	Federated Project and Trade Finance Core Fund	7,663,027
10,890,360	High Yield Bond Portfolio	69,262,690
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $327,202,738)	325,290,787
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $4,256,000,917)	4,270,586,277
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(27,470,934)
	TOTAL NET ASSETS—100%	$4,243,115,343
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2019, were as follows:
	Balance of Shares Held 9/30/2019	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2019	Value	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Dividend Income
Federated Bank Loan Core Fund	4,963,460	62,964	—	5,026,424	$49,510,274	$253,060	$—	$615,458
Federated Government Obligations Fund*	5,508,000	14,909,575	(15,369,545)	5,048,030	$5,048,030	N/A	N/A	$8,861
Federated Institutional Prime Value Obligations Fund, Institutional Shares	131,857,644	558,879,938	(505,870,363)	184,867,219	$184,904,193	$(8,347)	$2,909	$882,953
Federated Mortgage Core Portfolio	894,507	6,563	—	901,070	$8,902,573	$(8,992)	$—	$64,814
Federated Project and Trade Finance Core Fund	845,200	11,962	—	857,162	$7,663,027	$(51,077)	$—	$107,146
High Yield Bond Portfolio	10,719,066	171,294	—	10,890,360	$69,262,690	$870,182	$—	$1,075,696
TOTAL OF AFFILIATED TRANSACTIONS	154,787,877	574,042,296	(521,239,908)	207,590,265	$325,290,787	$1,054,826	$2,909	$2,754,928
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision the Fund's Board of Directors (the “Directors).
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

As of December 31, 2019, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$4,927,292	$5,048,030
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,675,617	$—	$1,675,617
Asset-Backed Securities	—	2,266,662,395	2,625	2,266,665,020
Corporate Bonds	—	1,245,230,789	—	1,245,230,789
Municipal Bond	—	11,013,970	—	11,013,970
Mortgage-Backed Security	—	435,808	—	435,808
Commercial Mortgage-Backed Securities	—	132,933,236	—	132,933,236
Collateralized Mortgage Obligations	—	148,693,784	—	148,693,784
Certificate of Deposit	—	2,000,158	—	2,000,158
Commercial Paper	—	80,586,035	—	80,586,035
U.S. Treasuries	—	56,061,073	—	56,061,073
Investment Companies[1]	317,627,760	—	—	325,290,787
TOTAL SECURITIES	$317,627,760	$3,945,292,865	$2,625	$4,270,586,277
1	As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $7,663,027 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
FRN(s)	—Floating Rate Notes
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NCUA	—National Credit Union Administration
NIM	—Net Interest Margin
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax